Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenues
Revenues	$ 162,133	$ 162,192	$ 471,261	$ 492,224
Cost of revenues
Cost of revenues	96,484	91,443	273,995	284,405
Gross profit	65,649	70,749	197,266	207,819
Operating expenses
Research and development, net	23,567	23,145	69,347	71,489
Selling, general and administrative	84,880	63,230	221,173	195,085
Total operating expenses	108,447	86,375	290,520	266,574
Operating loss	(42,798)	(15,626)	(93,254)	(58,755)
Gain from deconsolidation of subsidiary		39,136		39,136
Financial income (expenses), net	687	452	2,147	(2,080)
Income (loss) before income taxes	(42,111)	23,962	(91,107)	(21,699)
Income tax expenses	(645)	(3,298)	(5,145)	(2,796)
Share in losses of associated companies	(4,523)	(1,915)	(11,866)	(2,089)
Net income (loss)	$ (47,279)	$ 18,749	$ (108,118)	$ (26,584)
Net income (loss) per share - basic and diluted (in Dollars per share)	$ (0.68)	$ 0.28	$ (1.58)	$ (0.4)
Weighted average ordinary shares outstanding. - basic (in Shares)	69,093	66,772	68,432	66,356
Weighted average ordinary shares outstanding. - diluted (in Shares)	69,093	67,038	68,432	66,356
Comprehensive income (loss)
Net income (loss)	$ (47,279)	$ 18,749	$ (108,118)	$ (26,584)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,353)	(1,598)	482	(5,089)
Unrealized gains (losses) on derivatives designated as cash flow hedges	1,066	729	(622)	(363)
Other comprehensive loss, net of tax	(287)	(869)	(140)	(5,452)
Comprehensive income (loss)	(47,566)	17,880	(108,258)	(32,036)
Products
Revenues
Revenues	113,270	112,133	323,353	340,927
Cost of revenues
Cost of revenues	59,546	55,916	168,235	176,421
Services
Revenues
Revenues	48,863	50,059	147,908	151,297
Cost of revenues
Cost of revenues	$ 36,938	$ 35,527	$ 105,760	$ 107,984